Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $54.3 million, $54.9 million and $52.5 million in rental expense, including rates, for the years ended December 31, 2014, December 31, 2013 and December 31, 2012 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2015	43,122
2016	34,733
2017	24,096
2018	19,049
2019	14,000
Thereafter	54,824
Total	$189,824